Provisions for Loan Losses (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Provisions established:
Individual provisions		$ (5)	$ (5,944)	$ (57,669)
Group provisions		(303,139)	(314,232)	(254,269)
Provisions established net		(303,144)	(320,176)	(311,938)
Provisions released:
Individual provisions		32,412	10,593	12,767
Group provisions			3,478
Provisions released net		32,412	14,071	12,767
Recovery of written-off assets		49,477	46,842	52,949
Provisions net allowances for credit risk	$ (359,513)	(221,255)	(259,263)	(246,222)
Loans and advance to banks
Provisions established:
Individual provisions		(5)
Provisions established net		(5)
Provisions released:
Individual provisions			94	463
Provisions released net			94	463
Provisions net allowances for credit risk		(5)	94	463
Total Loans to customers
Provisions established:
Individual provisions				(53,946)
Group provisions		(300,008)	(314,232)	(252,856)
Provisions established net		(300,008)	(314,232)	(306,802)
Provisions released:
Individual provisions		28,571	7,924
Provisions released net		28,571	7,924
Recovery of written-off assets		49,477	46,842	52,949
Provisions net allowances for credit risk		(221,960)	(259,466)	(253,853)
Commercial loans
Provisions established:
Individual provisions				(53,946)
Group provisions		(47,837)	(45,462)	(40,094)
Provisions established net		(47,837)	(45,462)	(94,040)
Provisions released:
Individual provisions		28,571	7,924
Provisions released net		28,571	7,924
Recovery of written-off assets		13,750	13,017	18,011
Provisions net allowances for credit risk		(5,516)	(24,521)	(76,029)
Residential mortgage loans
Provisions established:
Group provisions		(4,361)	(6,932)	(8,537)
Provisions established net		(4,361)	(6,932)	(8,537)
Provisions released:
Recovery of written-off assets		3,246	2,350	1,895
Provisions net allowances for credit risk		(1,115)	(4,582)	(6,642)
Consumer loans
Provisions established:
Group provisions		(247,810)	(261,838)	(204,225)
Provisions established net		(247,810)	(261,838)	(204,225)
Provisions released:
Recovery of written-off assets		32,481	31,475	33,043
Provisions net allowances for credit risk		(215,329)	(230,363)	(171,182)
Financial Guarantees
Provisions established:
Individual provisions			(5,944)	(3,723)
Group provisions		(3,131)		(1,413)
Provisions established net		(3,131)	(5,944)	(5,136)
Provisions released:
Individual provisions		3,841	2,575	12,304
Group provisions			3,478
Provisions released net		3,841	6,053	12,304
Provisions net allowances for credit risk		$ 710	$ 109	$ 7,168